Shareholder Fees (Vanguard Total World Stock Index Fund Participant)	Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none